Other intangible assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 899
Intangible assets other than goodwill, ending balance	1,084	£ 899
Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	899
Intangible assets other than goodwill, ending balance	£ 1,084	899
US ERP System
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, Intangible assets other than goodwill, period	4 years
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	£ 160
Intangible assets other than goodwill, ending balance	116	160
Gross carrying amount | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	1,797	1,732
Exchange adjustments	70	(98)
Additions	306	173
Disposals	(15)	(18)
Reclassifications	10	8
Intangible assets other than goodwill, ending balance	2,168	1,797
Accumulated depreciation/amortisation | Software
Changes in intangible assets other than goodwill [abstract]
Intangible assets other than goodwill, beginning balance	(898)	(809)
Exchange adjustments	(26)	43
Disposals	15	6
Amortisation charge for the year	(175)	(138)
Intangible assets other than goodwill, ending balance	£ (1,084)	£ (898)
Bottom of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, Intangible assets other than goodwill, period	3 years
Top of range | Software
Disclosure of detailed information about intangible assets [line items]
Useful lives or amortisation rates, Intangible assets other than goodwill, period	10 years